Summary of Significant Accounting Policies - CANTOR EQUITY PARTNERS II, INC. Temporary Equity Rollforward (Details) - Class A - CANTOR EQUITY PARTNERS II, INC. - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 250,217,377	$ 0
Gross proceeds		240,000,000
Issuance costs allocated to Class A ordinary shares subject to possible redemption		(5,302,338)
Accretion of carrying value to redemption value	2,135,811	15,519,715
Ending balance	$ 252,353,188	$ 250,217,377